Note 5 - Share Capital - Stock Options Exercised (Details)											12 Months Ended
	Aug. 14, 2025 $ / shares	May 14, 2025 $ / shares	Mar. 28, 2025 $ / shares	Mar. 07, 2025 $ / shares	Feb. 25, 2025 $ / shares	Dec. 17, 2024 $ / shares	Nov. 08, 2024 $ / shares	Nov. 08, 2024 $ / shares	Oct. 30, 2024 $ / shares	Oct. 18, 2024 $ / shares	Sep. 30, 2025 $ / shares
Statement Line Items [Line Items]
Options exercised, exercise price (in CAD per share)	$ 38	$ 6.25	$ 1.84		$ 8.25	$ 6.25	$ 6.25	$ 38			$ 8.61
Options exercised	4,000	1,400	5,000		15,000	9,500	19,000	12,000			155,700
Options exercised, weighted average share price on exercise date (in CAD per share)	$ 1.55	$ 0.41	$ 1.67		$ 4.68	$ 3.43	$ 9.36	$ 5.04			$ 73.39
Options, tranche one [member]
Statement Line Items [Line Items]
Options exercised, exercise price (in CAD per share)				$ 5.25					$ 8.25	$ 6.25
Options exercised				3,250					15,000	11,300
Options exercised, weighted average share price on exercise date (in CAD per share)				$ 1.1					$ 6.43	$ 7.45
Options, tranche two [member]
Statement Line Items [Line Items]
Options exercised, exercise price (in CAD per share)				$ 6.25					$ 1.84	$ 5.25
Options exercised				16,000					5,000	6,750
Options exercised, weighted average share price on exercise date (in CAD per share)				$ 5.39					$ 2.14	$ 4.45
Options, tranche three [member]
Statement Line Items [Line Items]
Options exercised, exercise price (in CAD per share)									$ 1.65	$ 1.84
Options exercised									5,000	17,500
Options exercised, weighted average share price on exercise date (in CAD per share)									$ 2.14	$ 11.55
Options, tranche four [member]
Statement Line Items [Line Items]
Options exercised, exercise price (in CAD per share)										$ 1.65
Options exercised										10,000
Options exercised, weighted average share price on exercise date (in CAD per share)										$ 6.6